Credit-related arrangements, repurchase agreements and commitments - Credit-Related Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	$ 191,745	$ 247,209
Outstanding financial guarantees, Collateral	183,409	247,209
Outstanding financial guarantees, Net	$ 8,336	0
Standby Letters of Credit
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	1 year
Letters of Guarantee
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	4 years
Standby letters of credit
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	$ 186,408	242,437
Outstanding financial guarantees, Collateral	178,158	242,437
Outstanding financial guarantees, Net	8,250	0
Letters of guarantee
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	5,337	4,772
Outstanding financial guarantees, Collateral	5,251	4,772
Outstanding financial guarantees, Net	$ 86	$ 0